Statement of Operations (USD $)	3 Months Ended		7 Months Ended	9 Months Ended	19 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012
Expenses
General and Administrative Expense	$ 15	$ 77	$ 77	$ 590	$ 667
Consulting Fees			50,000	1,000	51,000
Legal Fees	15,000	32,500	82,500	24,575	8,000
Accounting Fees	1,000	1,000	3,000	4,000	107,075
Transfer Agent Fees	457			2,905	2,905
Operating Income (Loss)	(16,472)	(33,577)	(135,577)	(33,070)	(169,647)
Other income (expense)
Interest Expense	(1,234)	(731)	(731)	(3,012)	(4,641)
Other income (expense), net	(1,234)	(731)	(731)	(3,012)	(4,641)
Net (loss)	$ (17,706)	$ (34,308)	$ (136,308)	$ (36,082)	$ (174,288)
Earnings Per Share
Earnings Per Share, Basic	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic	111,961,304	110,000,000	110,000,000	112,194,088
Earnings Per Share, Diluted	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Diluted	111,961,304	110,000,000	110,000,000	112,194,088